RISK CONCENTRATION	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
RISK CONCENTRATION
RISK CONCENTRATION

We grant credit, generally without collateral, to our customers, which include general contractors, municipalities and commercial companies located primarily in Texas, California, New Jersey, New York and Oklahoma. Consequently, we are subject to potential credit risk related to changes in business and economic factors in those states. We generally have lien rights in the work we perform, and concentrations of credit risk are limited because of the diversity of our customer base. Further, our management believes that our contract acceptance, billing and collection policies are adequate to limit any potential credit risk.